Schedule of other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Other Intangible Assets	$ 14,906	$ 13,600	$ 24,478
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	32,442	28,558	24,625
Foreign exchange	1,237	(95)	123
Additions	2,249	3,979	3,857
Disposals			(47)
Other intangible assets, Amortization	35,928	32,442	28,558
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	18,842	4,080	3,317
Foreign exchange	270	9	(68)
Disposals
Amortization	360	823	831
Impairment	1,550	13,930
Other intangible assets, Amortization	21,022	18,842	4,080
Other Intangible Assets	14,906	13,600	24,478
Customer-related intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	2,547	2,556	2,552
Foreign exchange	125	(9)	4
Additions
Disposals
Other intangible assets, Amortization	2,672	2,547	2,556
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	2,181	1,507	1,123
Foreign exchange	112	(6)	(1)
Disposals
Amortization	273	390	385
Impairment		290
Other intangible assets, Amortization	2,566	2,181	1,507
Other Intangible Assets	106	366	1,049
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	1,339	1,338	1,363
Foreign exchange	34	1	(25)
Additions
Disposals
Other intangible assets, Amortization	1,373	1,339	1,338
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	1,249	624	495
Foreign exchange	30	(1)	(8)
Disposals
Amortization	74	138	137
Impairment		488
Other intangible assets, Amortization	1,353	1,249	624
Other Intangible Assets	20	90	714
Favorable supply contracts [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	3,976	3,951	4,108
Foreign exchange		25	(157)
Additions
Disposals
Other intangible assets, Amortization	3,976	3,976	3,951
Favorable supply contracts [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	3,976	1,732	1,527
Foreign exchange		19	(61)
Disposals
Amortization		261	266
Impairment		1,964
Other intangible assets, Amortization	3,976	3,976	1,732
Other Intangible Assets			2,219
Solar projects [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	12,738	12,725	12,622
Foreign exchange
Additions		13	103
Disposals
Other intangible assets, Amortization	12,738	12,738	12,725
Solar projects [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	11,188
Foreign exchange
Disposals
Amortization
Impairment	1,550	11,188
Other intangible assets, Amortization	12,738	11,188
Other Intangible Assets		1,550	12,725
Capitalised development expenditure [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	11,686	7,832	3,805
Foreign exchange	1,078	(112)	302
Additions	2,249	3,966	3,725
Disposals
Other intangible assets, Amortization	15,013	11,686	7,832
Capitalised development expenditure [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	92	61	16
Foreign exchange	128	(3)	2
Disposals
Amortization	13	34	43
Impairment
Other intangible assets, Amortization	233	92	61
Other Intangible Assets	14,780	11,594	7,771
Other intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	156	156	175
Foreign exchange			(1)
Additions			29
Disposals			(47)
Other intangible assets, Amortization	156	156	156
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	156	156	156
Foreign exchange
Disposals
Amortization
Impairment
Other intangible assets, Amortization	156	156	156
Other Intangible Assets